ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

December 18, 2017	Robert M. Schmidt
(617) 951-7831
robert.schmidt@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:     Allianz Funds Multi-Strategy Trust (the “Trust”) (Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated December 13, 2017, for Class R6, Institutional Class and Class P shares of AllianzGI PerformanceFee Managed Futures Strategy Fund, AllianzGI PerformanceFee Structured US Equity Fund and AllianzGI PerformanceFee Structured US Fixed Income Fund (the “Funds”), do not differ from those contained in the most recent amendment to the Funds’ registration statement on file with the Commission; and

2. the text of the most recent amendment to the Funds’ registration statement was filed electronically with the Commission on December 13, 2017 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7831 with any questions or comments regarding this matter.

Kind regards,

/s/ Robert M. Schmidt
Robert M. Schmidt

cc:	Thomas J. Fuccillo, Esq.

Angela Borreggine, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.

Kevin M. Cegan, Esq.